Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Class A Common Stock [Member]
Common stock, shares authorized	214,000,000	214,000,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares issued	47,541,484	47,541,484
Common stock, shares outstanding	47,541,484	47,541,484
Class B Common Stock [Member]
Common stock, shares authorized	20,000,000	20,000,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares issued	7,405,956	7,405,956
Common stock, shares outstanding	7,405,956	7,405,956
Series B Preferred Shares [Member]
Preferred stock, shares authorized	16,100	16,100
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares issued	14,000	14,000
Preferred stock, outstanding	14,000	14,000